Share capital, Shares Issued (FY) (Details)								6 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($) shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	May 10, 2023 USD ($) shares	May 10, 2023 CAD ($) $ / shares shares	Nov. 04, 2022 USD ($) shares	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares)	91,760	25,489	63,722	91,760
Number of shares issued due to warrants exercise (in shares)		25,489	63,722	91,760									600,000		1,220,668
Warrants exercised price per share (in dollars per share) | $ / shares		$ 1.31	$ 1.31	$ 1.31								$ 1.52	$ 1.31	$ 6.73
Proceeds from warrant | $	$ 86,237							$ 86,237	$ 176,113
DevvStream Holdings, Inc. [Member]
Class of Stock Disclosures [Abstract]
Number of shares issued (in shares)		166,666	416,667	600,000
Number of shares issued due to warrants exercise (in shares)		166,666	416,667	600,000		1,170,000							600,000
Warrants exercised (in shares)					1,170,000	1,170,000
Warrants exercised price per share (in dollars per share) | $ / shares		$ 0.2	$ 0.2	$ 0.2									$ 0.2
Sale of stock transaction and issued (in shares)							6,706,039
Sale of stock consideration transaction | $							$ 2,960,920
Proceeds from warrant					$ 301,984	$ 404,000				$ 176,113	$ 301,984
DevvStream Holdings, Inc. [Member] | Warrant Exercise Price One [Member
Class of Stock Disclosures [Abstract]
Warrants exercised (in shares)					1,000,000	1,000,000
Warrants exercised price per share (in dollars per share) | $ / shares						$ 0.2
DevvStream Holdings, Inc. [Member] | Warrant Exercise Price Two [Member
Class of Stock Disclosures [Abstract]
Warrants exercised (in shares)					170,000	170,000
Warrants exercised price per share (in dollars per share) | $ / shares						$ 1.2